UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
January 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%‡
	Shares	Value
CONSUMER DISCRETIONARY — 17.1%
Brunswick	2,168	$86,395
Genesco*	1,757	116,208
Gentex	5,467	74,843
Harman International Industries	814	60,554
Hasbro	1,613	119,813
Kate Spade*	3,507	62,460
Nordstrom	1,761	86,465
Norwegian Cruise Line Holdings*	1,733	78,626

		685,364

CONSUMER STAPLES — 6.2%
Pinnacle Foods	4,408	189,059
United Natural Foods*	1,727	60,480

		249,539

ENERGY — 2.1%
Core Laboratories	869	85,509

FINANCIALS — 8.4%
CBRE Group, Cl A*	3,194	89,336
Comerica	1,531	52,513
FactSet Research Systems	543	81,830
Umpqua Holdings	2,778	40,226
Zions Bancorporation	3,207	72,735

		336,640

HEALTH CARE — 16.4%
Amsurg*	2,061	150,845
Bio-Techne	999	82,607
Edwards Lifesciences*	874	68,356
Endo International*	2,239	124,197
Mednax*	1,578	109,608
STERIS	1,781	123,316

		658,929

INDUSTRIALS — 19.7%
Advisory Board*	1,759	80,510
Beacon Roofing Supply*	2,484	100,602
Dover	1,027	60,028
Genesee & Wyoming, Cl A*	1,038	51,464
IDEX	1,153	83,604
Kirby*	820	41,533
Middleby*	926	83,674
Nordson	1,152	69,615
WABCO Holdings*	891	79,878
Xylem	3,918	140,852

		791,760

INFORMATION TECHNOLOGY — 26.3%
Anixter International*	1,457	72,034

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
January 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
CDW	1,843	$70,863
FEI	1,283	92,953
First Solar*	1,758	120,704
FLIR Systems	3,777	110,440
Infinera*	2,540	38,913
IPG Photonics*	1,264	102,169
Linear Technology	1,795	76,700
Microchip Technology	1,902	85,229
National Instruments	2,701	76,979
NVIDIA	2,617	76,652
Teradyne	6,607	128,374

		1,052,010

TOTAL COMMON STOCK (Cost $3,652,327)		3,859,751

SHORT-TERM INVESTMENT (A) — 3.9%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 0.170% (Cost $154,333)	154,333	154,333

TOTAL INVESTMENTS — 100.1% (Cost $3,806,660) †		$4,014,084

Percentages are based on Net Assets of $4,011,329.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2016.
Cl	Class
†	At January 31, 2016 the tax basis cost of the Fund’s investments was $3,806,660, and the unrealized appreciation and depreciation were $482,725 and $(275,301), respectively.

As of January 31, 2016 all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-2500

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
January 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%‡
	Shares	Value
CONSUMER DISCRETIONARY — 18.2%
Cinemark Holdings	28,300	$834,567
Dorman Products*	9,800	424,340
EW Scripps, Cl A	42,000	797,160
Five Below*	17,400	613,002
Helen of Troy*	10,600	947,322
IMAX*	38,900	1,208,234
Oxford Industries	11,366	794,029
Red Robin Gourmet Burgers*	11,200	691,488
Texas Roadhouse, Cl A	21,800	802,894
Tumi Holdings*	36,600	632,814

		7,745,850

CONSUMER STAPLES — 1.5%
Snyders-Lance	20,300	640,871

ENERGY — 1.0%
Gulfport Energy*	14,100	416,655

FINANCIALS — 6.8%
Cathay General Bancorp	27,400	767,200
Columbia Banking System	23,880	707,564
Glacier Bancorp	27,500	648,725
UMB Financial	16,000	750,400

		2,873,889

HEALTH CARE — 18.1%
Air Methods*	11,600	451,704
Albany Molecular Research*	60,200	982,464
AMN Healthcare Services*	26,900	757,773
Analogic	11,800	874,026
Greatbatch*	14,900	575,289
HealthSouth	20,400	730,116
LivaNova*	13,800	772,524
Natus Medical*	20,000	705,600
Owens & Minor	20,350	705,128
Quality Systems	30,200	395,922
Team Health Holdings*	18,000	735,660

		7,686,206

INDUSTRIALS — 20.2%
Albany International, Cl A	20,500	695,360
Beacon Roofing Supply*	22,500	911,250
FTI Consulting*	29,000	982,810
Korn	33,900	1,044,459
Matson	20,700	836,487
Mueller Water Products, Cl A	85,200	699,492
Rush Enterprises, Cl A*	31,900	609,290
Steelcase, Cl A	54,100	690,316

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
January 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
TASER International*	36,000	$554,040
Tennant	13,400	725,074
Tetra Tech	31,400	831,786

		8,580,364

INFORMATION TECHNOLOGY — 28.7%
Acxiom*	48,600	908,820
Blackhawk Network Holdings, Cl A*	29,400	1,108,086
Coherent*	11,800	911,786
Cray*	24,300	957,177
Electronics For Imaging*	16,900	699,322
EPAM Systems*	12,300	921,270
Infinera*	27,000	413,640
Integrated Device Technology*	39,500	1,006,460
Ixia*	75,200	719,664
MAXIMUS	13,500	720,495
NIC	29,400	581,826
NICE Systems ADR	15,643	946,871
Pegasystems	42,300	994,050
Plantronics	14,700	659,001
PTC*	22,100	654,381

		12,202,849

MATERIALS — 3.6%
Balchem	14,200	797,188
Sensient Technologies	12,700	757,809

		1,554,997

TOTAL COMMON STOCK (Cost $39,225,838)		41,701,681

SHORT-TERM INVESTMENT (A) — 1.9%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 0.170% (Cost $793,848)	793,848	793,848

TOTAL INVESTMENTS — 100.0% (Cost $40,019,686) †		$42,495,529

Percentages are based on Net Assets of $42,510,044.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2016.
ADR	American Depositary Receipt
Cl	Class

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
January 31, 2016
(Unaudited)

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $40,019,686, and the unrealized appreciation and depreciation were $5,917,504 and $(3,441,661), respectively.

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-2500

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
January 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%
	Shares	Value
CONSUMER DISCRETIONARY — 18.8%
Capella Education	7,500	$329,325
Carmike Cinemas*	14,700	326,046
Carrols Restaurant Group*	67,500	901,800
Cavco Industries*	8,000	670,880
Citi Trends	30,500	630,130
Ethan Allen Interiors	16,400	437,880
Fox Factory Holding*	39,200	579,768
FTD*	14,700	363,090
Krispy Kreme Doughnuts*	27,600	404,616
Lifetime Brands	40,556	485,861
MCBC Holdings*	28,600	360,932
Nautilus*	10,900	212,332
Potbelly*	48,000	513,600
Rentrak*	13,400	595,898
Universal Electronics*	8,100	406,215

		7,218,373

CONSUMER STAPLES — 3.5%
Chefs’ Warehouse*	23,400	307,710
Farmer Bros*	21,600	601,992
Inter Parfums	16,700	448,395

		1,358,097

ENERGY — 1.1%
Navigator Holdings*	29,400	407,190

FINANCIALS — 5.9%
Federated National Holding	15,700	388,418
Pacific Continental	34,100	550,374
People’s Utah Bancorp	21,713	335,683
State Bank Financial	24,100	464,166
Yadkin Financial	22,200	515,928

		2,254,569

HEALTH CARE — 20.9%
Addus HomeCare*	18,500	392,385
BioTelemetry*	31,400	296,416
Cambrex*	18,100	626,984
Cross Country Healthcare*	61,500	885,600
Exactech*	11,693	233,977
Inogen*	8,300	275,892
LeMaitre Vascular	55,700	813,220
LHC Group*	14,500	549,840
Natus Medical*	14,200	500,976
Omnicell*	15,000	419,850
Providence Service*	13,900	617,160
Repligen*	20,000	443,000
Sagent Pharmaceuticals*	27,600	417,036

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
January 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
SurModics*	25,700	$512,715
US Physical Therapy	12,800	654,720
Vocera Communications*	27,200	391,408

		8,031,179

INDUSTRIALS — 19.4%
Alamo Group	11,000	583,330
Apogee Enterprises	11,700	465,426
Astronics*	11,111	358,219
CIRCOR International	10,300	365,547
CRA International*	20,400	380,052
Echo Global Logistics*	26,900	592,069
ESCO Technologies	11,600	399,388
Exponent	17,900	918,449
GP Strategies*	25,100	607,169
Heritage-Crystal Clean*	8,197	78,199
John Bean Technologies	15,100	691,731
Lydall*	19,500	550,875
Navigant Consulting*	36,500	576,335
Saia*	18,000	385,020
Sterling Construction*	90,900	489,042

		7,440,851

INFORMATION TECHNOLOGY — 21.1%
Allot Communications*	76,600	382,234
Applied Micro Circuits*	32,100	178,476
Applied Optoelectronics*	37,000	605,690
CalAmp*	20,600	350,200
Calix*	66,000	506,880
ePlus*	5,200	492,492
Fabrinet*	33,800	841,958
Immersion*	53,000	449,440
Mesa Laboratories	6,200	644,800
Nanometrics*	32,300	456,399
Park City Group*	29,412	256,767
Photronics*	34,300	409,542
Silicon Graphics International*	96,100	564,587
Sykes Enterprises*	13,700	403,328
Tower Semiconductor*	34,600	434,922
Veeco Instruments*	18,700	348,568
WNS Holdings ADR*	27,967	802,373

		8,128,656

MATERIALS — 0.9%
Materion	14,000	342,860

TELECOMMUNICATION SERVICES — 4.8%
8x8*	87,800	1,102,768

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
January 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — continued
Vonage Holdings*	147,500	$756,675

		1,859,443

TOTAL COMMON STOCK (Cost $33,407,029)		37,041,218

SHORT-TERM INVESTMENT (A) — 3.3%
CASH EQUIVALENT
Dreyfus Treasury Cash Management Fund, Cl A, 0.170% (Cost $1,262,172)	1,262,172	1,262,172

TOTAL INVESTMENTS — 99.7% (Cost $34,669,201) †		$38,303,390

Percentages are based on Net Assets of $38,431,914.

*	Non-income producing security
(A)	The rate reported is the 7-day effective yield as of January 31, 2016.
ADR	American Depositary Receipt
Cl	Class
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $34,669,201, and the unrealized appreciation and depreciation were $6,327,485 and $(2,693,296), respectively.

As January 31, 2016 of all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-1100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016